Summary of Operating Segments by Geographic Locations (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [Line Items]
Revenue	$ 1,541,320	$ 1,541,189
Total assets	3,269,840	3,636,043
United States [Member]
Disclosure of geographical areas [Line Items]
Revenue	871,651	791,312
Total assets	1,560,523	1,772,850
Canada [Member]
Disclosure of geographical areas [Line Items]
Revenue	459,377	558,746
Total assets	1,133,591	1,269,542
International [Member]
Disclosure of geographical areas [Line Items]
Revenue	210,292	191,131
Total assets	$ 575,726	$ 593,651